UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2014

1.813030.109

CAF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 29.5%
Auto Components - 0.8%
Johnson Controls, Inc.	1,430,704	$ 65,984
Automobiles - 3.0%
Harley-Davidson, Inc.	3,332,565	205,586
Tesla Motors, Inc. (a)	244,977	44,441
		250,027
Diversified Consumer Services - 0.8%
H&R Block, Inc.	2,208,493	67,138
Hotels, Restaurants & Leisure - 8.3%
Brinker International, Inc.	2,210,123	106,882
Fiesta Restaurant Group, Inc. (a)	712,370	30,611
Paddy Power PLC (Ireland)	1,435,258	113,337
Penn National Gaming, Inc. (a)	1,384,092	16,235
Starbucks Corp.	4,117,685	292,850
Whitbread PLC	1,363,882	84,101
Wyndham Worldwide Corp.	751,718	53,327
		697,343
Household Durables - 3.8%
D.R. Horton, Inc. (d)	2,291,982	53,816
KB Home	794,727	15,370
Lennar Corp. Class A (d)	2,030,330	81,538
PulteGroup, Inc.	5,561,723	113,014
Ryland Group, Inc.	397,905	17,762
Toll Brothers, Inc. (a)	1,095,751	40,269
		321,769
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	385,000	138,096
ASOS PLC (a)	343,028	35,312
		173,408
Leisure Equipment & Products - 0.9%
Brunswick Corp.	624,586	25,895
Polaris Industries, Inc.	437,069	54,721
		80,616
Media - 2.1%
Dentsu, Inc.	927,500	36,383
Interpublic Group of Companies, Inc.	3,903,766	63,709
Lions Gate Entertainment Corp. (d)	1,408,987	45,553
Naspers Ltd. Class N	294,004	30,049
		175,694
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 5.8%
DSW, Inc. Class A	462,843	$ 17,426
Gap, Inc.	4,022,708	153,185
Home Depot, Inc.	564,133	43,354
TJX Companies, Inc.	4,263,215	244,538
World Duty Free SpA (a)	1,829,014	26,592
		485,095
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. Class B	250,426	18,244
Oxford Industries, Inc. (e)	1,037,069	78,268
PVH Corp.	581,344	70,267
		166,779
TOTAL CONSUMER DISCRETIONARY		2,483,853
CONSUMER STAPLES - 3.2%
Household Products - 0.5%
Svenska Cellulosa AB (SCA) (B Shares)	1,304,331	37,131
Tobacco - 2.7%
Lorillard, Inc.	4,674,411	230,075
TOTAL CONSUMER STAPLES		267,206
FINANCIALS - 13.6%
Capital Markets - 10.6%
Affiliated Managers Group, Inc. (a)	783,052	156,015
Ameriprise Financial, Inc.	2,535,726	267,874
BlackRock, Inc. Class A	317,630	95,438
Charles Schwab Corp.	6,845,047	169,894
E*TRADE Financial Corp. (a)	587,936	11,770
Monex Group, Inc.	7,324,000	30,816
Morgan Stanley	5,536,349	163,378
		895,185
Diversified Financial Services - 3.0%
Bank of America Corp.	9,054,256	151,659
McGraw-Hill Companies, Inc.	1,308,942	99,532
		251,191
TOTAL FINANCIALS		1,146,376
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 20.5%
Biotechnology - 14.7%
Actelion Ltd.	717,670	$ 67,441
Alexion Pharmaceuticals, Inc. (a)	418,918	66,495
Amgen, Inc.	3,990,099	474,620
Biogen Idec, Inc. (a)	784,692	245,326
Celgene Corp. (a)	553,680	84,121
Cubist Pharmaceuticals, Inc. (a)	845,112	61,769
Gilead Sciences, Inc. (a)	2,256,163	181,960
Regeneron Pharmaceuticals, Inc. (a)	193,360	55,802
		1,237,534
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	8,561,292	115,834
Health Care Providers & Services - 1.5%
HCA Holdings, Inc. (a)	1,491,028	74,954
McKesson Corp.	289,500	50,492
		125,446
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	176,402	26,813
Pharmaceuticals - 2.6%
Actavis PLC (a)	280,463	53,002
Jazz Pharmaceuticals PLC (a)	273,770	41,520
Pacira Pharmaceuticals, Inc. (a)	800,822	54,880
Perrigo Co. PLC	321,368	50,024
Valeant Pharmaceuticals International (Canada) (a)	132,900	18,034
		217,460
TOTAL HEALTH CARE		1,723,087
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.1%
Textron, Inc.	1,180,227	41,898
United Technologies Corp.	444,248	50,653
		92,551
Air Freight & Logistics - 0.4%
FedEx Corp.	248,700	33,157
Airlines - 4.8%
American Airlines Group, Inc. (a)(d)	3,508,101	117,697
Ryanair Holdings PLC sponsored ADR (a)	981,571	46,379
United Continental Holdings, Inc. (a)	5,278,030	241,945
		406,021
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Lennox International, Inc.	634,799	$ 54,948
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	265,830	7,395
Electrical Equipment - 1.5%
Eaton Corp. PLC	1,219,741	89,151
Emerson Electric Co.	604,413	39,855
		129,006
Industrial Conglomerates - 0.8%
3M Co.	550,846	70,613
Machinery - 1.9%
Cummins, Inc.	216,018	27,430
GEA Group AG	455,655	21,377
NSK Ltd.	3,077,000	34,501
Pentair Ltd.	999,941	74,326
		157,634
Marine - 0.1%
DryShips, Inc. (a)	2,283,669	7,764
Professional Services - 1.0%
Verisk Analytics, Inc. (a)	1,299,631	82,994
TOTAL INDUSTRIALS		1,042,083
INFORMATION TECHNOLOGY - 11.8%
Electronic Equipment & Components - 0.6%
Omron Corp.	1,330,400	52,601
Internet Software & Services - 7.6%
Facebook, Inc. Class A (a)	6,198,666	387,851
Google, Inc. Class A (a)	208,320	246,020
		633,871
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	845,762	81,971
Visa, Inc. Class A	760,670	163,871
		245,842
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co. Ltd.	29,402	34,465
Software - 0.3%
SS&C Technologies Holdings, Inc. (a)	699,923	27,171
TOTAL INFORMATION TECHNOLOGY		993,950
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Chemicals - 3.4%
Axiall Corp.	835,396	$ 33,332
Celanese Corp. Class A	843,014	42,690
Chemtura Corp. (a)	766,261	19,218
Eastman Chemical Co.	985,582	76,836
Ecolab, Inc.	423,093	42,538
Ferro Corp. (a)	1,608,780	20,238
Huntsman Corp.	1,739,409	38,128
Monsanto Co.	114,544	12,205
		285,185
TOTAL COMMON STOCKS (Cost $5,998,813)		7,941,740
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.10% (b)	293,251,288	293,251
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	194,140,075	194,140
TOTAL MONEY MARKET FUNDS (Cost $487,391)		487,391
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,486,204)		8,429,131
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(19,360)
NET ASSETS - 100%		$ 8,409,771
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	1,579
Total	$ 1,631
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 73,469	$ 978	$ -	$ 187	$ 78,268
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,483,853	$ 2,447,470	$ 36,383	$ -
Consumer Staples	267,206	267,206	-	-
Financials	1,146,376	1,115,560	30,816	-
Health Care	1,723,087	1,723,087	-	-
Industrials	1,042,083	1,007,582	34,501	-
Information Technology	993,950	906,884	87,066	-
Materials	285,185	285,185	-	-
Money Market Funds	487,391	487,391	-	-
Total Investments in Securities:	$ 8,429,131	$ 8,240,365	$ 188,766	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $6,489,475,000. Net unrealized appreciation aggregated $1,939,656,000, of which $1,996,096,000 related to appreciated investment securities and $56,440,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2014

1.813012.109

FDE-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.6%
Johnson Controls, Inc.	98,197	$ 4,529
TRW Automotive Holdings Corp. (a)	227,706	16,884
		21,413
Diversified Consumer Services - 1.3%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	526,582	17,003
Hotels, Restaurants & Leisure - 0.6%
Bally Technologies, Inc. (a)	106,713	7,824
Media - 2.6%
The Walt Disney Co.	355,908	25,842
Time Warner, Inc.	156,817	9,853
		35,695
Specialty Retail - 4.0%
Best Buy Co., Inc.	560,189	13,187
GameStop Corp. Class A (d)	436,754	15,317
Staples, Inc. (d)	1,869,892	24,608
TJX Companies, Inc.	27,400	1,572
		54,684
Textiles, Apparel & Luxury Goods - 2.3%
G-III Apparel Group Ltd. (a)	62,013	4,339
Hanesbrands, Inc.	381,483	27,139
		31,478
TOTAL CONSUMER DISCRETIONARY		168,097
CONSUMER STAPLES - 11.5%
Beverages - 2.9%
Coca-Cola Enterprises, Inc.	43,763	1,895
The Coca-Cola Co.	974,132	36,842
		38,737
Food & Staples Retailing - 2.9%
Kroger Co.	761,372	27,486
Wal-Mart Stores, Inc.	160,917	12,017
		39,503
Food Products - 1.9%
Archer Daniels Midland Co.	294,488	11,626
Mondelez International, Inc.	249,700	8,178
Tyson Foods, Inc. Class A	163,183	6,103
		25,907
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Procter & Gamble Co.	314,513	$ 24,098
Tobacco - 2.0%
Lorillard, Inc.	550,326	27,087
TOTAL CONSUMER STAPLES		155,332
ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	63,724	5,142
Chevron Corp.	388,005	43,313
Exxon Mobil Corp.	542,070	49,952
Marathon Petroleum Corp.	188,379	16,398
Tesoro Corp.	177,281	9,134
Valero Energy Corp.	291,200	14,880
		138,819
FINANCIALS - 14.1%
Commercial Banks - 4.3%
SunTrust Banks, Inc.	736,036	27,248
Wells Fargo & Co.	685,522	31,082
		58,330
Consumer Finance - 2.9%
Capital One Financial Corp.	323,176	22,819
SLM Corp.	698,002	15,887
		38,706
Diversified Financial Services - 4.3%
Bank of America Corp.	739,516	12,387
Berkshire Hathaway, Inc. Class B (a)	131,421	14,667
Citigroup, Inc.	261,061	12,382
JPMorgan Chase & Co.	343,276	19,004
		58,440
Insurance - 2.6%
Assured Guaranty Ltd.	498,680	10,547
Everest Re Group Ltd.	158,024	22,876
Prudential Financial, Inc.	18,098	1,527
The Travelers Companies, Inc.	1,731	141
		35,091
TOTAL FINANCIALS		190,567
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.2%
Biotechnology - 3.9%
Amgen, Inc.	111,761	$ 13,294
Biogen Idec, Inc. (a)	80,003	25,012
Gilead Sciences, Inc. (a)	185,012	14,921
		53,227
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	1,346,406	18,217
Health Care Providers & Services - 3.5%
Express Scripts Holding Co. (a)	263,798	19,703
HCA Holdings, Inc. (a)	28,234	1,419
McKesson Corp.	151,590	26,439
		47,561
Pharmaceuticals - 5.5%
AbbVie, Inc.	156,439	7,701
Actavis PLC (a)	155,386	29,365
Johnson & Johnson	51,800	4,583
Mylan, Inc. (a)	656,170	29,797
Salix Pharmaceuticals Ltd. (a)	25,132	2,446
		73,892
TOTAL HEALTH CARE		192,897
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.1%
The Boeing Co.	117,160	14,675
United Technologies Corp.	239,184	27,272
		41,947
Airlines - 0.3%
Delta Air Lines, Inc.	118,172	3,617
Commercial Services & Supplies - 2.4%
Pitney Bowes, Inc. (d)	263,606	6,638
R.R. Donnelley & Sons Co. (d)	1,417,495	26,181
		32,819
Industrial Conglomerates - 1.1%
Danaher Corp.	198,131	14,739
Professional Services - 1.9%
Towers Watson & Co.	218,857	25,589
TOTAL INDUSTRIALS		118,711
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	35,148	$ 770
QUALCOMM, Inc.	270,649	20,088
		20,858
Computers & Peripherals - 4.5%
Apple, Inc.	54,648	27,357
Hewlett-Packard Co.	1,146,134	33,238
		60,595
Electronic Equipment & Components - 0.8%
Ingram Micro, Inc. Class A (a)	450,684	11,276
Internet Software & Services - 5.0%
Facebook, Inc. Class A (a)	358,054	22,403
Google, Inc. Class A (a)	33,721	39,823
Yahoo!, Inc. (a)	148,164	5,337
		67,563
IT Services - 2.7%
Accenture PLC Class A	135,185	10,799
Computer Sciences Corp.	285,624	17,255
IBM Corp.	46,115	8,148
		36,202
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp. Class A	127,071	3,782
Freescale Semiconductor Holdings I Ltd. (a)	122,868	2,228
		6,010
Software - 2.4%
Microsoft Corp.	866,060	32,780
TOTAL INFORMATION TECHNOLOGY		235,284
MATERIALS - 4.2%
Chemicals - 2.4%
Celanese Corp. Class A	55,916	2,832
CF Industries Holdings, Inc.	31,643	7,305
Eastman Chemical Co.	17,970	1,401
Huntsman Corp.	776,856	17,029
LyondellBasell Industries NV Class A	45,312	3,569
		32,136
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	166,830	16,930
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.6%
Domtar Corp.	70,391	$ 7,561
TOTAL MATERIALS		56,627
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	348,100	16,716
UTILITIES - 4.5%
Electric Utilities - 2.5%
NextEra Energy, Inc.	364,785	33,535
Independent Power Producers & Energy Traders - 2.0%
The AES Corp.	1,994,379	28,041
TOTAL UTILITIES		61,576
TOTAL COMMON STOCKS (Cost $1,230,892)		1,334,626
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% 2/6/14 (Cost $660)	$ 660	660
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	19,676,470	19,676
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	29,878,625	29,879
TOTAL MONEY MARKET FUNDS (Cost $49,555)		49,555
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,281,107)		1,384,841
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(29,841)
NET ASSETS - 100%		$ 1,355,000
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	13
Total	$ 19
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 168,097	$ 168,097	$ -	$ -
Consumer Staples	155,332	155,332	-	-
Energy	138,819	138,819	-	-
Financials	190,567	190,567	-	-
Health Care	192,897	192,897	-	-
Industrials	118,711	118,711	-	-
Information Technology	235,284	235,284	-	-
Materials	56,627	56,627	-	-
Telecommunication Services	16,716	16,716	-	-
Utilities	61,576	61,576	-	-
U.S. Government and Government Agency Obligations	660	-	660	-
Money Market Funds	49,555	49,555	-	-
Total Investments in Securities:	$ 1,384,841	$ 1,384,181	$ 660	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,281,981,000. Net unrealized appreciation aggregated $102,860,000, of which $138,272,000 related to appreciated investment securities and $35,412,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as level 2 in the hierarchy but may be Level 3 depending on circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2014

1.813068.109

TQG-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc. Class A	312,000	$ 15,381,600
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)	43,000	15,423,670
Netflix, Inc. (a)	44,000	18,010,520
priceline.com, Inc. (a)	33,000	37,781,370
		71,215,560
Media - 2.0%
CBS Corp. Class B	596,600	35,032,352
Specialty Retail - 2.0%
AutoZone, Inc. (a)	8,800	4,356,528
TJX Companies, Inc.	551,700	31,645,512
		36,002,040
TOTAL CONSUMER DISCRETIONARY		157,631,552
ENERGY - 10.6%
Oil, Gas & Consumable Fuels - 10.6%
Cabot Oil & Gas Corp.	2,295,000	91,754,100
Marathon Petroleum Corp.	427,000	37,170,350
Noble Energy, Inc.	237,542	14,805,993
Phillips 66 Co.	99,600	7,279,764
Pioneer Natural Resources Co.	73,900	12,512,748
Southwestern Energy Co. (a)	414,000	16,845,660
Ultra Petroleum Corp. (a)	195,900	4,691,805
		185,060,420
FINANCIALS - 18.4%
Capital Markets - 7.3%
Ameriprise Financial, Inc.	650,000	68,666,000
Morgan Stanley	1,765,500	52,099,905
The Blackstone Group LP	215,000	7,041,250
		127,807,155
Consumer Finance - 0.8%
American Express Co.	153,000	13,008,060
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 10.3%
Bank of America Corp.	5,452,800	$ 91,334,400
McGraw-Hill Companies, Inc.	1,165,000	88,586,600
		179,921,000
TOTAL FINANCIALS		320,736,215
HEALTH CARE - 20.2%
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	47,000	7,460,310
Biogen Idec, Inc. (a)	136,700	42,737,888
Gilead Sciences, Inc. (a)	576,100	46,462,465
Intercept Pharmaceuticals, Inc. (a)	49,466	14,883,330
Pharmacyclics, Inc. (a)	61,000	8,117,270
		119,661,263
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,085,000	14,680,050
The Cooper Companies, Inc.	69,900	8,687,172
Trinity Biotech PLC sponsored ADR	486,615	12,632,525
		35,999,747
Life Sciences Tools & Services - 6.8%
Illumina, Inc. (a)(d)	624,000	94,848,001
Thermo Fisher Scientific, Inc.	212,000	24,409,680
		119,257,681
Pharmaceuticals - 4.4%
Actavis PLC (a)	405,040	76,544,459
TOTAL HEALTH CARE		351,463,150
INDUSTRIALS - 11.5%
Air Freight & Logistics - 1.2%
FedEx Corp.	154,000	20,531,280
Airlines - 3.9%
American Airlines Group, Inc. (a)(d)	1,253,000	42,038,150
Spirit Airlines, Inc. (a)	79,323	3,720,249
United Continental Holdings, Inc. (a)	501,000	22,965,840
		68,724,239
Machinery - 2.0%
Cummins, Inc.	272,800	34,640,144
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.8%
Norfolk Southern Corp.	717,700	$ 66,451,843
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	293,000	10,896,670
TOTAL INDUSTRIALS		201,244,176
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.2%
Palo Alto Networks, Inc. (a)	45,000	2,675,250
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	238,000	13,449,380
Internet Software & Services - 10.0%
Facebook, Inc. Class A (a)	1,077,800	67,437,946
Google, Inc. Class A (a)	76,700	90,580,399
Twitter, Inc.	29,000	1,870,500
Web.com Group, Inc. (a)	252,500	8,534,500
Yahoo!, Inc. (a)	181,000	6,519,620
		174,942,965
IT Services - 7.7%
MasterCard, Inc. Class A	1,097,000	83,020,960
Visa, Inc. Class A	238,900	51,466,227
		134,487,187
Software - 9.2%
Adobe Systems, Inc. (a)	1,403,000	83,043,570
salesforce.com, Inc. (a)	427,800	25,894,734
Workday, Inc. Class A (a)	568,700	50,921,398
		159,859,702
TOTAL INFORMATION TECHNOLOGY		485,414,484
MATERIALS - 1.3%
Chemicals - 1.3%
Ecolab, Inc.	222,000	22,319,880
TOTAL COMMON STOCKS (Cost $1,432,745,764)		1,723,869,877
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	35,021,177	$ 35,021,177
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	68,505,820	68,505,820
TOTAL MONEY MARKET FUNDS (Cost $103,526,997)		103,526,997
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,536,272,761)		1,827,396,874
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(84,555,112)
NET ASSETS - 100%		$ 1,742,841,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,788
Fidelity Securities Lending Cash Central Fund	11,368
Total	$ 15,156
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,537,334,438. Net unrealized appreciation aggregated $290,062,436, of which $300,488,782 related to appreciated investment securities and $10,426,346 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863106.106

ASCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Tenneco, Inc. (a)	215,384	$ 12,242
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.	132,408	4,866
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (a)	78,600	1,805
Del Frisco's Restaurant Group, Inc. (a)	204,812	4,711
Interval Leisure Group, Inc.	306,770	8,099
Life Time Fitness, Inc. (a)(d)	298,080	12,269
		26,884
Household Durables - 0.7%
KB Home (d)	576,908	11,157
Internet & Catalog Retail - 0.5%
HSN, Inc.	135,493	7,421
Leisure Equipment & Products - 0.6%
Brunswick Corp.	219,610	9,105
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	335,800	8,069
Nexstar Broadcasting Group, Inc. Class A	231,735	11,135
		19,204
Multiline Retail - 0.6%
Dillard's, Inc. Class A	108,141	9,441
Specialty Retail - 3.8%
Ascena Retail Group, Inc. (a)	384,753	7,218
AutoCanada, Inc.	9,100	322
Conn's, Inc. (a)(d)	199,876	12,134
Francesca's Holdings Corp. (a)(d)	578,321	10,988
GameStop Corp. Class A (d)	259,974	9,117
Genesco, Inc. (a)	182,375	12,806
Rent-A-Center, Inc.	288,481	7,195
		59,780
Textiles, Apparel & Luxury Goods - 1.8%
Fifth & Pacific Companies, Inc. (a)	410,833	11,791
Hanesbrands, Inc.	102,902	7,320
Steven Madden Ltd. (a)	296,759	9,671
		28,782
TOTAL CONSUMER DISCRETIONARY		188,882
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Cott Corp.	985,448	$ 7,751
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)(d)	102,730	6,264
United Natural Foods, Inc. (a)	91,290	6,168
		12,432
Food Products - 2.0%
Cal-Maine Foods, Inc.	24,493	1,234
Calavo Growers, Inc.	204,641	6,217
Darling International, Inc. (a)	411,690	8,053
Fresh Del Monte Produce, Inc.	218,787	5,789
J&J Snack Foods Corp.	67,050	5,907
WhiteWave Foods Co. (a)	210,400	5,094
		32,294
Personal Products - 0.4%
Inter Parfums, Inc.	179,200	5,831
TOTAL CONSUMER STAPLES		58,308
ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	122,394	5,801
Total Energy Services, Inc.	391,900	6,826
		12,627
Oil, Gas & Consumable Fuels - 4.8%
Atlas Pipeline Partners LP	271,527	9,077
Cloud Peak Energy, Inc. (a)	466,600	8,739
Energen Corp.	41,762	2,953
Genesis Energy LP	81,804	4,502
Newfield Exploration Co. (a)	256,160	6,345
Rosetta Resources, Inc. (a)	259,658	11,064
Stone Energy Corp. (a)	404,175	12,509
Targa Resources Corp.	144,300	13,029
Western Refining, Inc. (d)	201,208	7,869
		76,087
TOTAL ENERGY		88,714
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 20.5%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	33,200	$ 6,615
AURELIUS AG	194,545	7,334
LPL Financial	130,200	6,970
Waddell & Reed Financial, Inc. Class A	157,659	10,219
		31,138
Commercial Banks - 8.7%
Associated Banc-Corp.	880,723	14,506
Bank of the Ozarks, Inc.	209,518	13,283
Banner Bank	375,729	13,838
BBCN Bancorp, Inc.	790,886	11,903
Cathay General Bancorp	332,345	7,810
City National Corp.	184,113	13,321
East West Bancorp, Inc.	392,588	13,136
Huntington Bancshares, Inc.	1,606,400	14,570
MB Financial, Inc.	262,981	7,390
National Penn Bancshares, Inc.	949,798	9,859
PacWest Bancorp (d)	446,175	17,898
		137,514
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	131,229	13,506
Amerisafe, Inc.	267,286	11,058
Aspen Insurance Holdings Ltd.	249,710	9,714
Primerica, Inc.	196,169	8,265
StanCorp Financial Group, Inc.	105,923	6,806
		49,349
Real Estate Investment Trusts - 5.5%
Cousins Properties, Inc.	986,880	10,609
First Industrial Realty Trust, Inc.	591,508	10,150
Glimcher Realty Trust	114,902	984
Home Properties, Inc.	162,186	9,042
Kite Realty Group Trust	1,656,707	10,686
Mid-America Apartment Communities, Inc.	28,000	1,807
National Retail Properties, Inc. (d)	326,659	10,845
Parkway Properties, Inc.	541,026	9,598
Pennsylvania Real Estate Investment Trust (SBI)	612,298	11,419
Ramco-Gershenson Properties Trust (SBI)	676,650	10,806
		85,946
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	282,330	$ 6,177
WSFS Financial Corp.	177,914	12,774
		18,951
TOTAL FINANCIALS		322,898
HEALTH CARE - 13.7%
Biotechnology - 7.2%
ACADIA Pharmaceuticals, Inc. (a)	260,677	6,074
Agios Pharmaceuticals, Inc. (d)	24,000	635
Agios Pharmaceuticals, Inc. (e)	119,733	3,167
BioCryst Pharmaceuticals, Inc. (a)	451,900	4,609
BioMarin Pharmaceutical, Inc. (a)	46,356	3,193
Bluebird Bio, Inc. (d)	226,300	5,017
Celldex Therapeutics, Inc. (a)	186,251	4,802
Cubist Pharmaceuticals, Inc. (a)	57,317	4,189
Dicerna Pharmaceuticals, Inc.	13,000	535
Discovery Laboratories, Inc. (a)(d)	1,565,463	3,522
Dyax Corp. (a)	559,285	4,709
Hyperion Therapeutics, Inc. (a)	131,634	3,696
Insmed, Inc. (a)	248,572	5,076
Intercept Pharmaceuticals, Inc. (a)	36,803	11,073
InterMune, Inc. (a)	283,547	3,785
Isis Pharmaceuticals, Inc. (a)	224,928	11,485
Medivation, Inc. (a)	58,186	4,632
MEI Pharma, Inc. (a)(d)	368,228	3,115
Mirati Therapeutics, Inc. (a)(d)	153,306	3,192
Neurocrine Biosciences, Inc. (a)	362,260	6,191
Novavax, Inc. (a)	973,338	5,295
Synageva BioPharma Corp. (a)	73,784	6,683
Theravance, Inc. (a)	105,851	3,897
XOMA Corp. (a)(d)	651,067	5,059
		113,631
Health Care Equipment & Supplies - 2.4%
Cerus Corp. (a)(d)	1,270,238	7,837
DexCom, Inc. (a)	210,750	8,527
ICU Medical, Inc. (a)	84,734	5,466
Masimo Corp. (a)	159,688	4,671
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	185,703	$ 8,522
The Spectranetics Corp. (a)	125,936	3,277
		38,300
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	132,520	6,764
BioScrip, Inc. (a)	548,264	4,666
Community Health Systems, Inc. (a)	158,800	6,576
MEDNAX, Inc. (a)	70,910	3,945
Molina Healthcare, Inc. (a)	232,374	8,365
PharMerica Corp. (a)	126,084	3,069
Surgical Care Affiliates, Inc.	230,764	7,405
		40,790
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	174,380	4,016
Medidata Solutions, Inc. (a)	120,396	7,597
		11,613
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	358,434	7,294
Fluidigm Corp. (a)	100,573	4,538
		11,832
TOTAL HEALTH CARE		216,166
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
AAR Corp.	315,288	8,402
Teledyne Technologies, Inc. (a)	139,457	12,812
		21,214
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	247,820	10,272
UTi Worldwide, Inc.	334,800	5,243
		15,515
Building Products - 0.4%
Ply Gem Holdings, Inc.	475,425	6,304
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc. (a)	288,632	8,518
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	180,184	$ 7,465
West Corp.	290,081	6,707
		22,690
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV	160,651	12,047
MasTec, Inc. (a)	272,643	9,799
URS Corp.	160,360	8,050
		29,896
Electrical Equipment - 1.0%
General Cable Corp.	341,790	9,751
SolarCity Corp. (a)(d)	79,600	5,898
		15,649
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	126,800	9,450
Machinery - 2.3%
Actuant Corp. Class A	303,721	10,393
Navistar International Corp. (a)(d)	294,725	9,083
TriMas Corp. (a)	251,009	8,735
Wabtec Corp.	108,116	7,980
		36,191
Marine - 0.4%
DryShips, Inc. (a)(d)	1,718,097	5,842
Professional Services - 1.9%
Dun & Bradstreet Corp.	99,294	10,922
Huron Consulting Group, Inc. (a)	107,151	7,098
Stantec, Inc.	207,700	12,640
		30,660
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	197,597	9,987
DXP Enterprises, Inc. (a)	151,050	14,507
Kaman Corp.	176,600	6,845
Titan Machinery, Inc. (a)(d)	358,322	5,841
		37,180
TOTAL INDUSTRIALS		230,591
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	659,001	12,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	39,969	$ 4,277
Ixia (a)	754,331	9,648
Polycom, Inc. (a)	499,271	5,956
Radware Ltd. (a)	425,266	7,196
Riverbed Technology, Inc. (a)	214,443	4,229
		44,295
Computers & Peripherals - 2.8%
Cray, Inc. (a)	128,501	3,789
Datalink Corp. (a)	501,260	7,283
Electronics for Imaging, Inc. (a)	230,275	9,757
Quantum Corp. (a)	5,049,141	6,311
Silicon Graphics International Corp. (a)	666,557	8,672
Super Micro Computer, Inc. (a)	393,656	8,094
		43,906
Electronic Equipment & Components - 0.4%
Neonode, Inc. (a)(d)	466,097	2,652
TTM Technologies, Inc. (a)	597,407	4,785
		7,437
Internet Software & Services - 3.5%
Bankrate, Inc. (a)	518,744	8,606
Demand Media, Inc. (a)	546,377	3,153
Digital River, Inc. (a)	219,586	3,860
Earthlink Holdings Corp.	755,305	3,278
LivePerson, Inc. (a)	269,685	3,730
Move, Inc. (a)	385,377	5,449
NIC, Inc.	197,800	4,300
Points International Ltd. (a)	305,720	7,411
Rackspace Hosting, Inc. (a)	164,583	5,992
Unwired Planet, Inc.	714,321	1,193
Web.com Group, Inc. (a)	237,895	8,041
		55,013
IT Services - 4.8%
EPAM Systems, Inc. (a)	241,948	9,896
Euronet Worldwide, Inc. (a)	257,902	11,054
ExlService Holdings, Inc. (a)	344,238	8,658
Global Payments, Inc.	165,200	10,918
Heartland Payment Systems, Inc.	95,080	4,099
InterXion Holding N.V. (a)	461,119	11,353
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	616,299	$ 9,879
ServiceSource International, Inc. (a)	1,186,524	9,468
		75,325
Semiconductors & Semiconductor Equipment - 1.3%
Monolithic Power Systems, Inc. (a)	160,723	5,254
Semtech Corp. (a)	99,600	2,272
Silicon Laboratories, Inc. (a)	102,200	4,828
Skyworks Solutions, Inc. (a)	270,742	8,190
		20,544
Software - 3.6%
BroadSoft, Inc. (a)	104,307	3,193
CommVault Systems, Inc. (a)	123,523	8,532
Nuance Communications, Inc. (a)	442,797	6,788
Parametric Technology Corp. (a)	327,874	11,699
Rovi Corp. (a)	361,341	7,664
SS&C Technologies Holdings, Inc. (a)	187,487	7,278
Synchronoss Technologies, Inc. (a)	257,986	6,878
Tangoe, Inc. (a)	263,100	4,796
		56,828
TOTAL INFORMATION TECHNOLOGY		303,348
MATERIALS - 4.5%
Chemicals - 2.8%
Axiall Corp.	287,393	11,467
Cabot Corp.	186,686	9,086
Chemtura Corp. (a)	221,170	5,547
Kronos Worldwide, Inc. (d)	506,620	7,842
PolyOne Corp.	278,299	9,896
		43,838
Construction Materials - 0.4%
Eagle Materials, Inc.	75,034	5,909
Metals & Mining - 1.3%
Carpenter Technology Corp.	122,686	7,129
Walter Energy, Inc. (d)	316,350	3,594
Worthington Industries, Inc.	237,244	9,618
		20,341
TOTAL MATERIALS		70,088
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Towerstream Corp. (a)(d)	2,829,372	$ 8,035
UTILITIES - 2.6%
Electric Utilities - 2.2%
Allete, Inc.	111,479	5,572
Cleco Corp.	178,800	8,736
El Paso Electric Co.	138,620	5,050
PNM Resources, Inc.	301,369	7,429
Portland General Electric Co.	239,818	7,238
		34,025
Gas Utilities - 0.4%
Atmos Energy Corp.	144,648	6,945
TOTAL UTILITIES		40,970
TOTAL COMMON STOCKS (Cost $1,276,060)		1,528,000
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 to 4/17/14 (f) (Cost $610)	$ 610	610
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	46,468,390	46,468
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	99,307,175	99,307
TOTAL MONEY MARKET FUNDS (Cost $145,775)		145,775
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,422,445)		1,674,385
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(98,040)
NET ASSETS - 100%		$ 1,576,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 11,283	$ (304)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,167,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $610,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	144
Total	$ 154
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,882	$ 188,882	$ -	$ -
Consumer Staples	58,308	58,308	-	-
Energy	88,714	88,714	-	-
Financials	322,898	322,898	-	-
Health Care	216,166	216,166	-	-
Industrials	230,591	230,591	-	-
Information Technology	303,348	303,348	-	-
Materials	70,088	70,088	-	-
Telecommunication Services	8,035	8,035	-	-
Utilities	40,970	40,970	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	145,775	145,775	-	-
Total Investments in Securities:	$ 1,674,385	$ 1,673,775	$ 610	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (304)	$ (304)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,424,352,000. Net unrealized appreciation aggregated $250,033,000, of which $308,835,000 related to appreciated investment securities and $58,802,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

January 31, 2014

1.813071.109

SCS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.8%
Tenneco, Inc. (a)	215,384	$ 12,242
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.	132,408	4,866
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (a)	78,600	1,805
Del Frisco's Restaurant Group, Inc. (a)	204,812	4,711
Interval Leisure Group, Inc.	306,770	8,099
Life Time Fitness, Inc. (a)(d)	298,080	12,269
		26,884
Household Durables - 0.7%
KB Home (d)	576,908	11,157
Internet & Catalog Retail - 0.5%
HSN, Inc.	135,493	7,421
Leisure Equipment & Products - 0.6%
Brunswick Corp.	219,610	9,105
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	335,800	8,069
Nexstar Broadcasting Group, Inc. Class A	231,735	11,135
		19,204
Multiline Retail - 0.6%
Dillard's, Inc. Class A	108,141	9,441
Specialty Retail - 3.8%
Ascena Retail Group, Inc. (a)	384,753	7,218
AutoCanada, Inc.	9,100	322
Conn's, Inc. (a)(d)	199,876	12,134
Francesca's Holdings Corp. (a)(d)	578,321	10,988
GameStop Corp. Class A (d)	259,974	9,117
Genesco, Inc. (a)	182,375	12,806
Rent-A-Center, Inc.	288,481	7,195
		59,780
Textiles, Apparel & Luxury Goods - 1.8%
Fifth & Pacific Companies, Inc. (a)	410,833	11,791
Hanesbrands, Inc.	102,902	7,320
Steven Madden Ltd. (a)	296,759	9,671
		28,782
TOTAL CONSUMER DISCRETIONARY		188,882
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Cott Corp.	985,448	$ 7,751
Food & Staples Retailing - 0.8%
Susser Holdings Corp. (a)(d)	102,730	6,264
United Natural Foods, Inc. (a)	91,290	6,168
		12,432
Food Products - 2.0%
Cal-Maine Foods, Inc.	24,493	1,234
Calavo Growers, Inc.	204,641	6,217
Darling International, Inc. (a)	411,690	8,053
Fresh Del Monte Produce, Inc.	218,787	5,789
J&J Snack Foods Corp.	67,050	5,907
WhiteWave Foods Co. (a)	210,400	5,094
		32,294
Personal Products - 0.4%
Inter Parfums, Inc.	179,200	5,831
TOTAL CONSUMER STAPLES		58,308
ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	122,394	5,801
Total Energy Services, Inc.	391,900	6,826
		12,627
Oil, Gas & Consumable Fuels - 4.8%
Atlas Pipeline Partners LP	271,527	9,077
Cloud Peak Energy, Inc. (a)	466,600	8,739
Energen Corp.	41,762	2,953
Genesis Energy LP	81,804	4,502
Newfield Exploration Co. (a)	256,160	6,345
Rosetta Resources, Inc. (a)	259,658	11,064
Stone Energy Corp. (a)	404,175	12,509
Targa Resources Corp.	144,300	13,029
Western Refining, Inc. (d)	201,208	7,869
		76,087
TOTAL ENERGY		88,714
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 20.5%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	33,200	$ 6,615
AURELIUS AG	194,545	7,334
LPL Financial	130,200	6,970
Waddell & Reed Financial, Inc. Class A	157,659	10,219
		31,138
Commercial Banks - 8.7%
Associated Banc-Corp.	880,723	14,506
Bank of the Ozarks, Inc.	209,518	13,283
Banner Bank	375,729	13,838
BBCN Bancorp, Inc.	790,886	11,903
Cathay General Bancorp	332,345	7,810
City National Corp.	184,113	13,321
East West Bancorp, Inc.	392,588	13,136
Huntington Bancshares, Inc.	1,606,400	14,570
MB Financial, Inc.	262,981	7,390
National Penn Bancshares, Inc.	949,798	9,859
PacWest Bancorp (d)	446,175	17,898
		137,514
Insurance - 3.1%
Allied World Assurance Co. Holdings Ltd.	131,229	13,506
Amerisafe, Inc.	267,286	11,058
Aspen Insurance Holdings Ltd.	249,710	9,714
Primerica, Inc.	196,169	8,265
StanCorp Financial Group, Inc.	105,923	6,806
		49,349
Real Estate Investment Trusts - 5.5%
Cousins Properties, Inc.	986,880	10,609
First Industrial Realty Trust, Inc.	591,508	10,150
Glimcher Realty Trust	114,902	984
Home Properties, Inc.	162,186	9,042
Kite Realty Group Trust	1,656,707	10,686
Mid-America Apartment Communities, Inc.	28,000	1,807
National Retail Properties, Inc. (d)	326,659	10,845
Parkway Properties, Inc.	541,026	9,598
Pennsylvania Real Estate Investment Trust (SBI)	612,298	11,419
Ramco-Gershenson Properties Trust (SBI)	676,650	10,806
		85,946
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	282,330	$ 6,177
WSFS Financial Corp.	177,914	12,774
		18,951
TOTAL FINANCIALS		322,898
HEALTH CARE - 13.7%
Biotechnology - 7.2%
ACADIA Pharmaceuticals, Inc. (a)	260,677	6,074
Agios Pharmaceuticals, Inc. (d)	24,000	635
Agios Pharmaceuticals, Inc. (e)	119,733	3,167
BioCryst Pharmaceuticals, Inc. (a)	451,900	4,609
BioMarin Pharmaceutical, Inc. (a)	46,356	3,193
Bluebird Bio, Inc. (d)	226,300	5,017
Celldex Therapeutics, Inc. (a)	186,251	4,802
Cubist Pharmaceuticals, Inc. (a)	57,317	4,189
Dicerna Pharmaceuticals, Inc.	13,000	535
Discovery Laboratories, Inc. (a)(d)	1,565,463	3,522
Dyax Corp. (a)	559,285	4,709
Hyperion Therapeutics, Inc. (a)	131,634	3,696
Insmed, Inc. (a)	248,572	5,076
Intercept Pharmaceuticals, Inc. (a)	36,803	11,073
InterMune, Inc. (a)	283,547	3,785
Isis Pharmaceuticals, Inc. (a)	224,928	11,485
Medivation, Inc. (a)	58,186	4,632
MEI Pharma, Inc. (a)(d)	368,228	3,115
Mirati Therapeutics, Inc. (a)(d)	153,306	3,192
Neurocrine Biosciences, Inc. (a)	362,260	6,191
Novavax, Inc. (a)	973,338	5,295
Synageva BioPharma Corp. (a)	73,784	6,683
Theravance, Inc. (a)	105,851	3,897
XOMA Corp. (a)(d)	651,067	5,059
		113,631
Health Care Equipment & Supplies - 2.4%
Cerus Corp. (a)(d)	1,270,238	7,837
DexCom, Inc. (a)	210,750	8,527
ICU Medical, Inc. (a)	84,734	5,466
Masimo Corp. (a)	159,688	4,671
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	185,703	$ 8,522
The Spectranetics Corp. (a)	125,936	3,277
		38,300
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	132,520	6,764
BioScrip, Inc. (a)	548,264	4,666
Community Health Systems, Inc. (a)	158,800	6,576
MEDNAX, Inc. (a)	70,910	3,945
Molina Healthcare, Inc. (a)	232,374	8,365
PharMerica Corp. (a)	126,084	3,069
Surgical Care Affiliates, Inc.	230,764	7,405
		40,790
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	174,380	4,016
Medidata Solutions, Inc. (a)	120,396	7,597
		11,613
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	358,434	7,294
Fluidigm Corp. (a)	100,573	4,538
		11,832
TOTAL HEALTH CARE		216,166
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
AAR Corp.	315,288	8,402
Teledyne Technologies, Inc. (a)	139,457	12,812
		21,214
Air Freight & Logistics - 1.0%
Hub Group, Inc. Class A (a)	247,820	10,272
UTi Worldwide, Inc.	334,800	5,243
		15,515
Building Products - 0.4%
Ply Gem Holdings, Inc.	475,425	6,304
Commercial Services & Supplies - 1.4%
Tetra Tech, Inc. (a)	288,632	8,518
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	180,184	$ 7,465
West Corp.	290,081	6,707
		22,690
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV	160,651	12,047
MasTec, Inc. (a)	272,643	9,799
URS Corp.	160,360	8,050
		29,896
Electrical Equipment - 1.0%
General Cable Corp.	341,790	9,751
SolarCity Corp. (a)(d)	79,600	5,898
		15,649
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	126,800	9,450
Machinery - 2.3%
Actuant Corp. Class A	303,721	10,393
Navistar International Corp. (a)(d)	294,725	9,083
TriMas Corp. (a)	251,009	8,735
Wabtec Corp.	108,116	7,980
		36,191
Marine - 0.4%
DryShips, Inc. (a)(d)	1,718,097	5,842
Professional Services - 1.9%
Dun & Bradstreet Corp.	99,294	10,922
Huron Consulting Group, Inc. (a)	107,151	7,098
Stantec, Inc.	207,700	12,640
		30,660
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	197,597	9,987
DXP Enterprises, Inc. (a)	151,050	14,507
Kaman Corp.	176,600	6,845
Titan Machinery, Inc. (a)(d)	358,322	5,841
		37,180
TOTAL INDUSTRIALS		230,591
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	659,001	12,989
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	39,969	$ 4,277
Ixia (a)	754,331	9,648
Polycom, Inc. (a)	499,271	5,956
Radware Ltd. (a)	425,266	7,196
Riverbed Technology, Inc. (a)	214,443	4,229
		44,295
Computers & Peripherals - 2.8%
Cray, Inc. (a)	128,501	3,789
Datalink Corp. (a)	501,260	7,283
Electronics for Imaging, Inc. (a)	230,275	9,757
Quantum Corp. (a)	5,049,141	6,311
Silicon Graphics International Corp. (a)	666,557	8,672
Super Micro Computer, Inc. (a)	393,656	8,094
		43,906
Electronic Equipment & Components - 0.4%
Neonode, Inc. (a)(d)	466,097	2,652
TTM Technologies, Inc. (a)	597,407	4,785
		7,437
Internet Software & Services - 3.5%
Bankrate, Inc. (a)	518,744	8,606
Demand Media, Inc. (a)	546,377	3,153
Digital River, Inc. (a)	219,586	3,860
Earthlink Holdings Corp.	755,305	3,278
LivePerson, Inc. (a)	269,685	3,730
Move, Inc. (a)	385,377	5,449
NIC, Inc.	197,800	4,300
Points International Ltd. (a)	305,720	7,411
Rackspace Hosting, Inc. (a)	164,583	5,992
Unwired Planet, Inc.	714,321	1,193
Web.com Group, Inc. (a)	237,895	8,041
		55,013
IT Services - 4.8%
EPAM Systems, Inc. (a)	241,948	9,896
Euronet Worldwide, Inc. (a)	257,902	11,054
ExlService Holdings, Inc. (a)	344,238	8,658
Global Payments, Inc.	165,200	10,918
Heartland Payment Systems, Inc.	95,080	4,099
InterXion Holding N.V. (a)	461,119	11,353
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sapient Corp. (a)	616,299	$ 9,879
ServiceSource International, Inc. (a)	1,186,524	9,468
		75,325
Semiconductors & Semiconductor Equipment - 1.3%
Monolithic Power Systems, Inc. (a)	160,723	5,254
Semtech Corp. (a)	99,600	2,272
Silicon Laboratories, Inc. (a)	102,200	4,828
Skyworks Solutions, Inc. (a)	270,742	8,190
		20,544
Software - 3.6%
BroadSoft, Inc. (a)	104,307	3,193
CommVault Systems, Inc. (a)	123,523	8,532
Nuance Communications, Inc. (a)	442,797	6,788
Parametric Technology Corp. (a)	327,874	11,699
Rovi Corp. (a)	361,341	7,664
SS&C Technologies Holdings, Inc. (a)	187,487	7,278
Synchronoss Technologies, Inc. (a)	257,986	6,878
Tangoe, Inc. (a)	263,100	4,796
		56,828
TOTAL INFORMATION TECHNOLOGY		303,348
MATERIALS - 4.5%
Chemicals - 2.8%
Axiall Corp.	287,393	11,467
Cabot Corp.	186,686	9,086
Chemtura Corp. (a)	221,170	5,547
Kronos Worldwide, Inc. (d)	506,620	7,842
PolyOne Corp.	278,299	9,896
		43,838
Construction Materials - 0.4%
Eagle Materials, Inc.	75,034	5,909
Metals & Mining - 1.3%
Carpenter Technology Corp.	122,686	7,129
Walter Energy, Inc. (d)	316,350	3,594
Worthington Industries, Inc.	237,244	9,618
		20,341
TOTAL MATERIALS		70,088
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Towerstream Corp. (a)(d)	2,829,372	$ 8,035
UTILITIES - 2.6%
Electric Utilities - 2.2%
Allete, Inc.	111,479	5,572
Cleco Corp.	178,800	8,736
El Paso Electric Co.	138,620	5,050
PNM Resources, Inc.	301,369	7,429
Portland General Electric Co.	239,818	7,238
		34,025
Gas Utilities - 0.4%
Atmos Energy Corp.	144,648	6,945
TOTAL UTILITIES		40,970
TOTAL COMMON STOCKS (Cost $1,276,060)		1,528,000
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 to 4/17/14 (f) (Cost $610)	$ 610	610
Money Market Funds - 9.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	46,468,390	46,468
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	99,307,175	99,307
TOTAL MONEY MARKET FUNDS (Cost $145,775)		145,775
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $1,422,445)		1,674,385
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(98,040)
NET ASSETS - 100%		$ 1,576,345
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 11,283	$ (304)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,167,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $610,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	144
Total	$ 154
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,882	$ 188,882	$ -	$ -
Consumer Staples	58,308	58,308	-	-
Energy	88,714	88,714	-	-
Financials	322,898	322,898	-	-
Health Care	216,166	216,166	-	-
Industrials	230,591	230,591	-	-
Information Technology	303,348	303,348	-	-
Materials	70,088	70,088	-	-
Telecommunication Services	8,035	8,035	-	-
Utilities	40,970	40,970	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	145,775	145,775	-	-
Total Investments in Securities:	$ 1,674,385	$ 1,673,775	$ 610	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (304)	$ (304)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,424,352,000. Net unrealized appreciation aggregated $250,033,000, of which $308,835,000 related to appreciated investment securities and $58,802,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2014

1.813084.109

VAL-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.5%
Allison Transmission Holdings, Inc.	795,273	$ 22,848
Delphi Automotive PLC	572,319	34,849
Tenneco, Inc. (a)	365,886	20,797
Visteon Corp. (a)	665,809	53,937
		132,431
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	2,859,300	15,047
H&R Block, Inc.	766,159	23,291
Houghton Mifflin Harcourt Co.	559,486	10,765
		49,103
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc. (a)	662,200	15,211
Brinker International, Inc.	321,210	15,534
		30,745
Household Durables - 0.4%
Helen of Troy Ltd. (a)	333,220	18,340
KB Home (e)	1,004,280	19,423
		37,763
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. Series A (a)	1,790,258	47,818
Leisure Equipment & Products - 0.2%
Brunswick Corp.	322,768	13,382
Media - 1.4%
CBS Corp. Class B	329,460	19,346
Ipsos SA	305,465	13,107
Live Nation Entertainment, Inc. (a)	1,429,539	30,406
Sinclair Broadcast Group, Inc. Class A	764,940	24,034
Twenty-First Century Fox, Inc. Class A	643,070	20,462
UBM PLC	1,317,500	14,728
		122,083
Multiline Retail - 1.1%
Dillard's, Inc. Class A	165,200	14,422
Kohl's Corp.	1,203,044	60,910
Macy's, Inc.	399,868	21,273
		96,605
Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	596,563	21,106
Advance Auto Parts, Inc.	234,620	26,937
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ascena Retail Group, Inc. (a)	958,487	$ 17,981
AutoZone, Inc. (a)	58,200	28,812
Bed Bath & Beyond, Inc. (a)	245,500	15,675
Best Buy Co., Inc.	1,567,866	36,908
Chico's FAS, Inc.	2,570,655	42,673
Express, Inc. (a)	1,204,318	20,859
Foot Locker, Inc.	651,060	25,131
Jos. A. Bank Clothiers, Inc. (a)	347,658	19,545
Office Depot, Inc. (a)	4,674,874	22,860
Pier 1 Imports, Inc.	997,742	19,067
Rent-A-Center, Inc.	817,574	20,390
Select Comfort Corp. (a)	2,377,906	38,926
Staples, Inc.	5,325,791	70,087
The Men's Wearhouse, Inc.	468,919	22,527
		449,484
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	275,658	13,201
Gildan Activewear, Inc.	368,200	19,631
		32,832
TOTAL CONSUMER DISCRETIONARY		1,012,246
CONSUMER STAPLES - 4.0%
Beverages - 0.9%
C&C Group PLC	991,100	5,614
Coca-Cola Enterprises, Inc.	471,055	20,392
Cott Corp.	2,506,311	19,713
Molson Coors Brewing Co. Class B	356,886	18,786
Treasury Wine Estates Ltd.	2,654,313	8,490
		72,995
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	417,100	30,773
Walgreen Co.	96,578	5,539
		36,312
Food Products - 1.7%
Bunge Ltd.	735,555	55,726
Dean Foods Co. (a)	831,388	13,136
Greencore Group PLC	4,116,200	16,862
Gruma S.A.B. de CV Series B (a)	1,694,413	13,777
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Ingredion, Inc.	385,054	$ 23,989
The J.M. Smucker Co.	241,031	23,233
		146,723
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	664,875	18,927
Personal Products - 0.3%
Coty, Inc. Class A	1,820,748	24,562
Tobacco - 0.5%
Japan Tobacco, Inc.	450,400	13,904
Lorillard, Inc.	530,602	26,116
		40,020
TOTAL CONSUMER STAPLES		339,539
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	849,459	50,942
Halliburton Co.	1,008,191	49,411
National Oilwell Varco, Inc.	409,215	30,695
Odfjell Drilling A/S	1,843,582	10,514
Rowan Companies PLC (a)	1,632,513	51,212
		192,774
Oil, Gas & Consumable Fuels - 4.9%
Access Midstream Partners LP	365,949	20,511
Anadarko Petroleum Corp.	255,600	20,624
BPZ Energy, Inc. (a)(e)(f)	8,344,640	16,689
Canadian Natural Resources Ltd.	512,500	16,805
Cloud Peak Energy, Inc. (a)	1,073,277	20,102
Energen Corp.	852,346	60,278
Marathon Petroleum Corp.	684,038	59,546
Markwest Energy Partners LP	254,700	17,877
Newfield Exploration Co. (a)	1,141,510	28,275
Noble Energy, Inc.	537,098	33,477
Northern Oil & Gas, Inc. (a)	886,991	12,897
Scorpio Tankers, Inc.	1,315,345	13,153
The Williams Companies, Inc.	384,185	15,556
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	998,303	$ 58,281
WPX Energy, Inc. (a)	1,367,318	26,047
		420,118
TOTAL ENERGY		612,892
FINANCIALS - 27.7%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	363,555	38,406
Apollo Global Management LLC Class A	428,332	13,899
Carlyle Group LP	720,988	25,098
Fortress Investment Group LLC	2,656,911	21,973
Invesco Ltd.	1,853,221	61,620
KKR & Co. LP	1,912,068	46,100
The Blackstone Group LP	1,247,504	40,856
UBS AG	1,838,584	36,467
		284,419
Commercial Banks - 4.2%
Bank of Ireland (a)	22,747,694	8,988
Barclays PLC sponsored ADR	1,519,200	27,194
CIT Group, Inc.	872,876	40,632
First Citizen Bancshares, Inc.	283,093	62,632
Heritage Financial Corp., Washington	46,095	785
M&T Bank Corp. (e)	292,281	32,592
PNC Financial Services Group, Inc.	489,744	39,121
U.S. Bancorp	2,899,190	115,185
Wells Fargo & Co.	708,328	32,116
		359,245
Consumer Finance - 1.8%
Capital One Financial Corp.	1,155,548	81,593
Cash America International, Inc.	196,467	7,216
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	545
SLM Corp.	2,215,470	50,424
Springleaf Holdings, Inc.	491,838	11,784
		151,562
Diversified Financial Services - 2.3%
Bank of America Corp.	1,679,701	28,135
Berkshire Hathaway, Inc. Class B (a)	724,889	80,898
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,060,817	$ 58,727
The NASDAQ Stock Market, Inc.	864,170	32,968
		200,728
Insurance - 6.5%
AFLAC, Inc.	399,046	25,052
Allied World Assurance Co. Holdings Ltd.	230,193	23,691
Allstate Corp.	373,185	19,107
AMBAC Financial Group, Inc. (a)(e)	1,610,823	37,758
Fairfax Financial Holdings Ltd. (sub. vtg.)	173,761	66,868
Fidelity National Financial, Inc. Class A	756,340	23,855
Greenlight Capital Re, Ltd. (a)	935,027	30,042
Intact Financial Corp.	459,500	27,972
Mercury General Corp.	433,648	19,874
Old Republic International Corp.	2,151,705	33,610
Primerica, Inc.	462,700	19,494
ProAssurance Corp.	208,107	9,669
Progressive Corp.	258,000	5,996
Prudential PLC	1,515,224	30,502
Reinsurance Group of America, Inc.	1,027,463	76,721
StanCorp Financial Group, Inc.	386,228	24,815
Third Point Reinsurance Ltd.	856,992	13,686
Torchmark Corp.	472,801	35,531
Validus Holdings Ltd.	890,082	31,972
		556,215
Real Estate Investment Trusts - 7.5%
Alexandria Real Estate Equities, Inc.	466,430	32,711
American Capital Agency Corp.	1,886,225	39,516
American Realty Capital Properties, Inc. (e)	619,300	8,571
American Tower Corp.	912,338	73,790
Annaly Capital Management, Inc.	346,739	3,734
Boston Properties, Inc.	57,631	6,229
Corporate Office Properties Trust (SBI)	554,903	13,789
Digital Realty Trust, Inc. (e)	302,142	15,406
Equity Lifestyle Properties, Inc.	1,930,961	75,906
Eurobank Properties Real Estate Investment Co. (a)(f)	5,344,702	54,423
General Growth Properties, Inc.	396,311	7,982
Hibernia (REIT) PLC	9,991,800	15,228
iStar Financial, Inc. (a)(e)	1,669,565	25,745
Kilroy Realty Corp.	297,191	15,692
MFA Financial, Inc.	2,476,490	18,054
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	2,805,719	$ 40,935
Piedmont Office Realty Trust, Inc. Class A	1,543,300	25,727
Prologis, Inc.	1,037,685	40,221
Redwood Trust, Inc. (e)	1,269,493	23,740
Regency Centers Corp.	203,062	9,775
Ryman Hospitality Properties, Inc. (e)	356,879	14,761
Simon Property Group, Inc.	30	5
SL Green Realty Corp.	366,798	34,395
Sun Communities, Inc.	384,650	17,982
The Macerich Co.	163,520	9,255
Ventas, Inc.	189,251	11,807
Vornado Realty Trust	138,643	12,732
		648,111
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A (e)	234,600	8,910
CBRE Group, Inc. (a)	1,832,005	48,621
Forest City Enterprises, Inc. Class A (a)	2,411,782	43,870
Kennedy-Wilson Holdings, Inc. (a)	3,209,414	77,090
		178,491
TOTAL FINANCIALS		2,378,771
HEALTH CARE - 9.0%
Biotechnology - 1.2%
Aegerion Pharmaceuticals, Inc. (a)	111,899	6,712
Amgen, Inc.	234,875	27,938
Cubist Pharmaceuticals, Inc. (a)	172,001	12,572
Theravance, Inc. (a)	690,446	25,422
United Therapeutics Corp. (a)	297,044	30,483
		103,127
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	2,750,400	37,213
CareFusion Corp. (a)	351,402	14,327
The Cooper Companies, Inc.	111,500	13,857
Zimmer Holdings, Inc.	237,197	22,289
		87,686
Health Care Providers & Services - 3.5%
Accretive Health, Inc. (a)	1,105,554	10,182
BioScrip, Inc. (a)	780,975	6,646
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	660,923	$ 44,956
Cigna Corp.	473,370	40,857
Community Health Systems, Inc. (a)	675,117	27,957
Emeritus Corp. (a)	919,568	20,276
Express Scripts Holding Co. (a)	337,854	25,234
HCA Holdings, Inc. (a)	570,398	28,674
Humana, Inc.	304,476	29,626
Quest Diagnostics, Inc.	501,100	26,308
UnitedHealth Group, Inc.	256,700	18,554
Universal American Spin Corp.	1,544,708	10,890
Universal Health Services, Inc. Class B	122,700	10,064
		300,224
Health Care Technology - 0.3%
CompuGroup Medical AG	779,982	20,776
MedAssets, Inc. (a)	344,816	7,600
		28,376
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	512,273	29,789
Lonza Group AG	201,052	20,213
		50,002
Pharmaceuticals - 2.4%
Actavis PLC (a)	252,429	47,704
Endo Health Solutions, Inc. (a)(e)	396,344	26,111
Forest Laboratories, Inc. (a)	273,820	18,154
Hospira, Inc. (a)	98,700	4,344
Impax Laboratories, Inc. (a)	1,259,355	29,141
Jazz Pharmaceuticals PLC (a)	185,467	28,128
Mylan, Inc. (a)	163,993	7,447
Salix Pharmaceuticals Ltd. (a)	185,432	18,050
Teva Pharmaceutical Industries Ltd. sponsored ADR	161,300	7,199
The Medicines Company (a)	572,341	19,895
		206,173
TOTAL HEALTH CARE		775,588
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	1,107,185	68,003
Esterline Technologies Corp. (a)	163,777	16,861
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Finmeccanica SpA (a)(e)	2,324,100	$ 20,437
Meggitt PLC	2,185,310	18,519
Textron, Inc.	409,900	14,551
Triumph Group, Inc.	174,316	11,927
		150,298
Air Freight & Logistics - 0.8%
FedEx Corp.	330,960	44,124
UTi Wordwide, Inc.	1,792,071	28,064
		72,188
Airlines - 0.2%
Southwest Airlines Co.	932,568	19,537
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	802,487	22,661
Iron Mountain, Inc.	1,396,834	36,890
Progressive Waste Solution Ltd. (Canada)	1,207,460	27,754
Waste Management, Inc.	216,982	9,066
West Corp.	729,410	16,864
		113,235
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	2,454,872	70,381
EMCOR Group, Inc.	358,355	15,234
URS Corp.	1,694,531	85,065
		170,680
Electrical Equipment - 0.7%
Babcock & Wilcox Co.	1,758,765	60,290
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	412,880	14,325
Machinery - 1.9%
Cummins, Inc.	102,530	13,019
GEA Group AG	346,892	16,274
ITT Corp.	504,025	20,640
Manitowoc Co., Inc.	894,666	25,453
Snap-On, Inc.	137,039	13,724
Stanley Black & Decker, Inc.	314,126	24,313
Terex Corp.	1,241,904	50,918
		164,341
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)(e)	4,044,772	13,429
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.4%
Dun & Bradstreet Corp.	204,208	$ 22,463
FTI Consulting, Inc. (a)	322,810	11,967
		34,430
Road & Rail - 0.3%
CSX Corp.	630,599	16,969
Quality Distribution, Inc. (a)	713,718	9,814
		26,783
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	1,368,399	50,891
WESCO International, Inc. (a)	361,570	29,996
		80,887
TOTAL INDUSTRIALS		920,423
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,098,958	24,078
Juniper Networks, Inc. (a)	1,046,131	27,838
Plantronics, Inc.	495,465	21,270
QUALCOMM, Inc.	241,254	17,906
		91,092
Computers & Peripherals - 0.6%
EMC Corp.	1,934,362	46,889
Electronic Equipment & Components - 1.6%
Aeroflex Holding Corp. (a)	1,760,419	12,129
Flextronics International Ltd. (a)	2,029,511	16,541
Ingram Micro, Inc. Class A (a)	713,431	17,850
Jabil Circuit, Inc.	2,868,205	51,542
TE Connectivity Ltd.	386,966	21,867
TTM Technologies, Inc. (a)	2,551,763	20,440
		140,369
IT Services - 1.8%
Amdocs Ltd.	752,541	32,555
CGI Group, Inc. Class A (sub. vtg.) (a)	436,100	13,380
Computer Sciences Corp.	452,226	27,319
Quindell PLC (a)	40,411,100	20,096
Sykes Enterprises, Inc. (a)	327,322	6,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,339,353	$ 40,020
Unisys Corp. (a)	489,228	16,766
		156,997
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Corp. Class A	2,854,254	84,943
Freescale Semiconductor Holdings I Ltd. (a)	2,368,771	42,946
Intersil Corp. Class A	1,486,273	16,854
Maxim Integrated Products, Inc.	841,653	25,468
PMC-Sierra, Inc. (a)	2,598,910	17,023
Samsung Electronics Co. Ltd.	37,013	43,387
Skyworks Solutions, Inc. (a)	462,160	13,980
		244,601
Software - 4.0%
Activision Blizzard, Inc.	2,579,996	44,195
Comverse, Inc. (a)	654,657	23,594
Constellation Software, Inc.	71,300	15,321
Electronic Arts, Inc. (a)	712,815	18,818
Intuit, Inc.	275,800	20,202
Microsoft Corp.	399,200	15,110
MicroStrategy, Inc. Class A (a)	111,900	14,066
Nintendo Co. Ltd.	83,500	9,577
Oracle Corp.	2,411,907	88,999
Parametric Technology Corp. (a)	812,788	29,000
Symantec Corp.	2,183,988	46,759
Synopsys, Inc. (a)	525,500	20,946
		346,587
TOTAL INFORMATION TECHNOLOGY		1,026,535
MATERIALS - 4.2%
Chemicals - 3.1%
Ashland, Inc.	454,855	42,215
Axiall Corp.	609,694	24,327
Cabot Corp.	465,881	22,674
Celanese Corp. Class A	445,942	22,583
Chemtura Corp. (a)	1,153,490	28,930
Cytec Industries, Inc.	234,200	21,071
Eastman Chemical Co.	543,609	42,380
LyondellBasell Industries NV Class A	271,280	21,366
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Methanex Corp.	349,866	$ 20,924
RPM International, Inc.	451,975	17,930
		264,400
Containers & Packaging - 0.5%
Nampak Ltd.	4,723,592	14,747
Sonoco Products Co.	592,578	24,521
		39,268
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	470,900	15,262
Gem Diamonds Ltd. (a)	3,579,464	9,341
Reliance Steel & Aluminum Co.	307,053	21,478
Walter Energy, Inc. (e)	796,567	9,049
		55,130
TOTAL MATERIALS		358,798
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	106,391	3,070
Frontier Communications Corp. (e)	1,571,504	7,386
		10,456
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(e)	732,957	2,206
T-Mobile U.S., Inc. (a)	253,300	7,743
		9,949
TOTAL TELECOMMUNICATION SERVICES		20,405
UTILITIES - 9.9%
Electric Utilities - 4.1%
Edison International	2,568,393	123,694
ITC Holdings Corp.	1,335,922	138,268
NextEra Energy, Inc.	445,018	40,911
Xcel Energy, Inc.	1,609,680	46,536
		349,409
Gas Utilities - 1.4%
Atmos Energy Corp.	914,638	43,912
National Fuel Gas Co.	1,065,500	80,296
		124,208
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 4.4%
Alliant Energy Corp.	704,700	$ 36,616
Ameren Corp.	928,200	35,123
DTE Energy Co.	329,800	22,499
NiSource, Inc.	3,410,618	117,223
Sempra Energy	1,778,597	164,894
		376,355
TOTAL UTILITIES		849,972
TOTAL COMMON STOCKS (Cost $7,354,655)		8,295,169
Nonconvertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Commercial Banks - 0.6%
Itau Unibanco Holding SA sponsored ADR	4,512,477	55,233
Real Estate Investment Trusts - 0.1%
Equity Lifestyle Properties, Inc. Series C, 6.75%	225,503	5,229
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $79,904)		60,462
Nonconvertible Bonds - 0.2%
		Principal Amount (000s) (d)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,536)	EUR	10,286	14,585
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.06% 2/27/14 to 4/17/14 (i) (Cost $4,705)		$ 4,705	4,705
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $5,176)	EUR	3,370	$ 5,296
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	231,980,500	231,981
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	102,298,537	102,299
TOTAL MONEY MARKET FUNDS (Cost $334,280)		334,280
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,792,256)		8,714,497
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(116,780)
NET ASSETS - 100%		$ 8,597,717
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
626 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 82,025	$ (851)

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,296,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,130,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 58
Fidelity Securities Lending Cash Central Fund	260
Total	$ 318
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,937	$ 6,735	$ -	$ -	$ 16,689
Eurobank Properties Real Estate Investment Co.	39,431	13,943	-	-	54,423
Quality Distribution, Inc.	17,137	-	13,681	-	-
Total	$ 65,505	$ 20,678	$ 13,681	$ -	$ 71,112
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,012,246	$ 1,012,246	$ -	$ -
Consumer Staples	339,539	317,145	22,394	-
Energy	612,892	612,892	-	-
Financials	2,439,233	2,363,276	75,957	-
Health Care	775,588	775,588	-	-
Industrials	920,423	906,098	14,325	-
Information Technology	1,026,535	973,571	52,964	-
Materials	358,798	358,798	-	-
Telecommunication Services	20,405	20,405	-	-
Utilities	849,972	849,972	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 14,585	$ -	$ 14,585	$ -
U.S. Government and Government Agency Obligations	4,705	-	4,705	-
Preferred Securities	5,296	-	5,296	-
Money Market Funds	334,280	334,280	-	-
Total Investments in Securities:	$ 8,714,497	$ 8,524,271	$ 190,226	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (851)	$ (851)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $7,812,025,000. Net unrealized appreciation aggregated $902,472,000, of which $1,252,536,000 related to appreciated investment securities and $350,064,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014